Right-of-use Assets - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Lease Expenses [Abstract]
Interest expenses for lease liabilities	€ 229	€ 185	€ 137
Expenses for short-term leases	26	13	0
Expenses for leases of low-value assets	€ 6	€ 6	€ 5